Average Annual Total Returns{- Fidelity Simplicity RMD 2020 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2020 Fund	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNM Past 1 year	IXZNM Past 5 years	IXZNM Past 10 years
Total	16.68%	6.30%	7.94%	15.37%	4.74%	6.75%	10.39%	4.57%	6.11%	8.72%	3.05%	3.75%	17.21%	6.69%	8.35%